Acquired Intangible Assets and Weighted-Average Amortization Period (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 65,710
Patent rights, know-how and license agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	38,231
Weighted-average amortization period	7 years
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	537
Weighted-average amortization period	10 years
Software to be sold, leased or otherwise marketed
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	19,444
Weighted-average amortization period	4 years
Other
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 7,498
Weighted-average amortization period	4 years